General and administrative expenses - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Selling, general and administrative expense [abstract]
General and administrative expenses, gross	$ 13,750	$ 8,800